Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
Summary of Outstanding Hedges
At the reporting date, the Group had outstanding hedges as detailed in the table below:

	At June 30, 2025			At December 31, 2024
(€ thousands)	Notional amount	Positive fair value	Negative fair value	Notional amount	Positive fair value	Negative fair value
Foreign currency exchange risk
Foreign currency derivatives	806,615	32,133	(4,595)	756,316	1,596	(14,699)
Interest rate risk
Interest rate swaps	81,964	36	(537)	82,631	115	(439)
Total derivatives instruments - Notional / Assets / (Liabilities)	888,579	32,169	(5,132)	838,947	1,711	(15,138)